Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Due from related parties	$ 55	$ 667
Advances for vessels under construction - related party	66,641	0
Total assets	66,696	667
Liabilities:
Due to related parties	17,497	13,686
Deferred revenue - current (e)	11,684	6,936
Hire receivable (c)
Assets:
Due from related parties	55	667
Advances for vessels under construction (f)
Assets:
Advances for vessels under construction - related party	66,641	0
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	16,517	12,333
Management fee payable to CSM (b)
Liabilities:
Due to related parties	980	1,353
Capital Maritime And Trading Corp
Liabilities:
Deferred revenue - current (e)	6,020	5,198
Total liabilities	$ 23,517	$ 18,884